John Hancock Funds II

Supplement dated May 1, 2016 to the current prospectus

New Opportunities Fund (the “fund”)

The table under the heading “Fees and expenses” for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R1	R2	R3	R4		R5	R6
Management fee [1]	0.90	0.90	0.90	0.90	0.90	0.90	0.90		0.90	0.90
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.50	0.25	0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25	0.25	0.15	0.10		0.05	0.00
Additional other expenses	0.26	0.26	0.25	0.15	0.15	0.15	0.15		0.15	0.15
Total other expenses [2]	0.26	0.26	0.25	0.40	0.40	0.30	0.25		0.20	0.15
Total annual fund operating expenses	1.46	2.16	1.15	1.80	1.55	1.70	1.40		1.10	1.05
Contractual expense reimbursement [3]	– 0.25	– 0.25	– 0.25	– 0.24	– 0.24	– 0.24	0.34	[4]	– 0.24	– 0.26
Total annual fund operating expenses after expense reimbursements	1.21	1.91	0.90	1.56	1.31	1.46	1.06		0.86	0.79

1 “Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2016.

2 “Other expenses” have been estimated for the first year of operations of the fund’s Class A, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares.

3 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund and expenses of Class A, Class C, or Class I shares exceed 1.21%, 1.91%, or 0.90%, respectively, of average annual net assets (on an annualized basis) of the applicable class. For purposes of these agreements, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense; and “expenses of Class A, Class C, or Class I shares” mean all “expenses of the fund” (as defined above) attributable to the applicable class plus class specific expenses. Each of these agreements expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund’s average net assets (on an annualized basis). The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares. These agreements expire on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

4 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary:”

Expenses ($)	A	C		I	R1	R2	R3	R4	R5	R6
Shares		Sold	Not Sold
1 year	617	294	194	92	159	133	149	108	88	81
3 years	915	652	652	341	543	466	512	410	326	308
5 years	1,235	1,137	1,137	609	952	822	900	733	583	554
10 years	2,139	2,473	2,473	1,375	2,096	1,825	1,989	1,650	1,319	1,259

Additionally, Davis Paddock has been added as a portfolio manager of the fund. Juliet Ellis, Juan Hartsfield and Davis Paddock are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Invesco Advisers, Inc.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management - Invesco”:

Juliet Ellis, CFA Lead Portfolio Manager Managed the fund since 2008	Juan Hartsfield, CFA Portfolio Manager Managed the fund since 2008	Davis Paddock Portfolio Manager Managed the fund since 2016

The following information relating to Mr. Paddock is added to the portfolio manager information in “Fund details” under “Who’s who – Subadvisors - Invesco Advisers, Inc.”:

Davis Paddock
Portfolio Manager
Associated with Invesco and/or affiliates since 2005

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 1, 2016 to the current Class ADV prospectus

New Opportunities Fund (the “fund”)

The table under the heading “Fees and expenses” for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	ADV
Management fee[1]	0.90
Distribution and service (Rule 12b-1) fees	0.25
Other expenses[2]	0.26
Total annual fund operating expenses	1.41
Contractual expense reimbursement[3]	-0.24
Total annual fund operating expenses after expense reimbursements	1.17

1 “Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2016.

2 “Other expenses” have been estimated for the first year of operations of the fund’s Class ADV shares.

3 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund’s average net assets (on an annualized basis). This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The table under “Expense example” for the fund has been amended and restated as follows:

Expenses ($)	ADV
1 year	119
3 years	423
5 years	748
10 years	1,670

Additionally, Davis Paddock has been added as a portfolio manager of the fund. Juliet Ellis, Juan Hartsfield and Davis Paddock are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Invesco Advisers, Inc.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management - Invesco”:

Juliet Ellis, CFA Lead Portfolio Manager Managed the fund since 2008	Juan Hartsfield, CFA Portfolio Manager Managed the fund since 2008	Davis Paddock Portfolio Manager Managed the fund since 2016

The following information relating to Mr. Paddock is added to the portfolio manager information in “Fund details” under “Who’s who – Subadvisors - Invesco Advisers, Inc.”:

Davis Paddock
Portfolio Manager
Associated with Invesco and/or affiliates since 2005

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 1, 2016 to the current Class NAV prospectus

New Opportunities Fund (the “fund”)

The table under the heading “Fees and expenses” for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.90
Other expenses	0.13
Total annual fund operating expenses	1.03
Contractual expense reimbursement[2]	-0.24
Total annual fund operating expenses after expense reimbursements	0.79

1 “Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2016.

2 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund’s average net assets (on an annualized basis). This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The table under “Expense example” for the fund has been amended and restated as follows:

Expenses ($)	NAV
1 year	81
3 years	304
5 years	545
10 years	1,238

Additionally, Davis Paddock has been added as a portfolio manager of the fund. Juliet Ellis, Juan Hartsfield and Davis Paddock are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Invesco Advisers, Inc.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management - Invesco”:

Juliet Ellis, CFA Lead Portfolio Manager Managed the fund since 2008	Juan Hartsfield, CFA Portfolio Manager Managed the fund since 2008	Davis Paddock Portfolio Manager Managed the fund since 2016

The following information relating to Mr. Paddock is added to the portfolio manager information in “SUBADVISORY ARRANGEMENTS AND MANAGEMENT BIOGRAPHIES” under “Invesco Advisers, Inc. (“Invesco”)”:

New Opportunities Fund	Juliet Ellis (Lead Manager), CFA
Juan Hartsfield, CFA
Davis Paddock

•	Davis Paddock. Portfolio Manager, has been associated with Invesco and/or its affiliates since 2005.

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 1, 2016 to the current Class 1 prospectus

New Opportunities Fund (the “fund”)

The table under the heading “Fees and expenses” for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.90
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.13
Total annual fund operating expenses	1.08
Contractual expense reimbursement[2]	-0.24
Total annual fund operating expenses after expense reimbursements	0.84

1 “Management fee” has been restated to reflect the contractual management fee schedule effective January 1, 2016.

2 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.79% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses; (f) acquired fund fees and expenses paid indirectly; (g) borrowing costs; (h) prime brokerage fees; and (i) short dividend expense. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its management fee so that the amount retained by the advisor after payment of subadvisory fees does not exceed 0.45% of the fund’s average net assets (on an annualized basis). This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The table under “Expense example” for the fund has been amended and restated as follows:

Expenses ($)	1
1 year	86
3 years	320
5 years	572
10 years	1,296

Additionally, Davis Paddock has been added as a portfolio manager of the fund. Juliet Ellis, Juan Hartsfield and Davis Paddock are jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Invesco Advisers, Inc.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management - Invesco”:

Juliet Ellis, CFA Lead Portfolio Manager Managed the fund since 2008	Juan Hartsfield, CFA Portfolio Manager Managed the fund since 2008	Davis Paddock Portfolio Manager Managed the fund since 2016

The following information relating to Mr. Paddock is added to the portfolio manager information in “SUBADVISORY ARRANGEMENTS AND MANAGEMENT BIOGRAPHIES” under “Invesco Advisers, Inc. (“Invesco”)”:

New Opportunities Fund	Juliet Ellis (Lead Manager), CFA
Juan Hartsfield, CFA
Davis Paddock

•	Davis Paddock. Portfolio Manager, has been associated with Invesco and/or its affiliates since 2005.

You should read this Supplement in conjunction with the current prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 1, 2016 to the current Statement of Additional Information (the “SAI”)

New Opportunities Fund (the “fund”)

Davis Paddock has been added as a portfolio manager of the fund. Juliet Ellis, Juan Hartsfield and Davis Paddock are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Invesco Advisers, Inc.:

Fund	Portfolio Manager(s)
New Opportunities Fund	Juliet Ellis, Juan Hartsfield and Davis Paddock

The following table reflects information as of December 31, 2015:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Davis Paddock	None	None	None	None	None	None

Other accounts managed by the portfolio manager for which the subadvisor receives a performance-based fee:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Davis Paddock	None	None	None	None	None	None

Ownership of Fund shares: The following table indicates, as of December 31, 2015, the value, within the indicated range, of fund shares that Mr. Paddock beneficially owned. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1--$10,000
C	—	$10,001--$50,000
D	—	$50,001--$100,000
E	—	$100,001--$500,000
F	—	$500,001--$1,000,000
G	—	More than $1 million

Fund	Davis Paddock
New Opportunities Fund	A

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.